Filed with the Securities and Exchange Commission on April 30, 1999


                                        1933 Act Registration File No. 333-03147
                                                     1940 Act File No. 811-07595

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

      Pre-Effective Amendment No.                                       |_|


      Post-Effective Amendment No. 5                                    |X|


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|


      Amendment No. 5                                                   |X|



                             THE INTERNET FUND, INC.
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

        344 Van Buren Street, North Babylon, New York      11704
           (Address of Principal Executive Offices)      (Zip Code)

      Registrant's Telephone Number, including Area Code: (516) 893-4200

                                                     With copy to:
           Margaret B. Doyle                  Elaine E. Richards, Esquire
         344 Van Buren Street             Firstar Mutual Funds Services, LLC
        North Babylon, NY 11704           615 East Michigan Street, 2nd Floor
(Name and Address of Agent for Service)       Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective

      |_|   immediately upon filing pursuant to paragraph (b)


      |X|   on April 30, 1999 pursuant to paragraph (b)


      |_|   60 days after filing pursuant to paragraph (a)(1)


      |_|   on ___________ pursuant to paragraph (a)(1)


      |_|   75 days after filing pursuant to paragraph (a)(2)

      |_|   on ___________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:


      |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             The Internet Fund, Inc.


                            Prospectus & Application
                                 April 30, 1999







                     The Internet Fund's primary investment
                    objective is long-term growth of capital
                       with current income as a secondary
                    consideration. To achieve its objective,
                    the fund will invest in common stocks and securities convertible into common stocks of domestic and foreign companies engaged in the Internet and Internet-related activities.


             This Prospectus gives vital information about the fund.
     For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.








                               Investment Adviser
                        Kinetics Assets Management, Inc.




                      Minimum Initial Investment -- $1,000





           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


            Fund Summary                                                1

            Past Performance Information                                2

            Fund Expenses                                               3

            Investment Objectives and Strategies                        4

            Management of the Fund                                      5

            Distribution of Shares                                      6

            Pricing of Fund Shares                                      6

            How To Purchase Shares                                      7

            How To Redeem Shares                                        8

            Distribution and Taxes                                     10

            Financial Highlights                                       12

            Year 2000 Issue                                            13

                             THE INTERNET FUND, INC.

                                  Fund Summary
--------------------------------------------------------------------------------

Investment Objectives

The Internet Fund's primary investment objective is long-term growth of capital, a goal it seeks by investing primarily in the common stocks and securities convertible into common stocks of domestic and foreign companies engaged in the Internet and Internet-related activities. The fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies

The fund's strategy to achieve its goal is to invest in companies that provide products or services designed for the Internet. The fund's investment adviser believes that the Internet offers unique investment opportunities because of its ever-growing popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers the ability to communicate electronically, access and share information and conduct business around the world. Keeping that in mind, the fund invests in common stock and other securities of companies whose research and development efforts with respect to Internet usage may result in higher stock values.


Principal Risks of Investing in the Fund

Investing in common stock has inherent risks, which could cause you to lose money. The principal risks of investing in this fund are listed below and could adversely affect the fund net asset value and total return.


o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the fund is likely to decline in value.


o Stock Selection Risks: The stocks selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising.


o Liquidity Risks: The investment adviser may not be able to sell stocks at an optimal time or price.


o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to industry specific market or economic developments.


o Internet Specific Risks: Internet and Internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, many products and services of companies engaged in the Internet and Internet-related activities are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.


o Management Risks: The investment adviser has no previous experience managing a mutual fund.

Who May Want to Invest

This fund may be appropriate for people who:


o  wish to invest for a long term


o  want to diversify their portfolios


o want to allocate some portion of their long-term investments to aggressive equity investing


o  are willing to accept a high degree of volatility and risk


Because the fund concentrates its investments in a single industry (i.e., the Internet), its shares do not represent a complete investment program and the value of the shares may fluctuate more than shares invested in a broader range of industries.





                          Past Performance Information
--------------------------------------------------------------------------------
The bar chart and table shown below illustrate the variability of the fund's returns. The bar chart indicates the risks of investing in the fund by showing the changes in the fund's performance from year to year (on a calendar year basis). The table shows how the fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index both of which represent broad measures of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future.



  Total Return as of 12/31
  1997     12.74%
  1998     196.14%




      Best Quarter:           Q4                     1998             83.49%
      Worst Quarter:          Q1                     1997            (21.23)%

                   Average Annual Total Returns as of 12/31/98

                                                      1 Year    Since Inception1
                                                    --------     --------------
The Internet Fund                                    196.14%         68.45%
S&P 500 Index(with dividends reinvested)2             28.58%         31.42%
NASDAQ Composite Index3                               39.95%         31.33%



   1 The fund commenced operation on October 21, 1996

   2 The S&P 500 Index is an unmanaged index created by Standard & Poor's
     Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The fund returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.

   3 The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.





                                  Fund Expenses
--------------------------------------------------------------------------------
As an investor, you pay certain fees and expenses in connection with the fund. These fees are described in the table below and further explained in the example that follows.


Fee Table

                        Shareholder Transaction Expenses
                    (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                      None(1)
Maximum Deferred Sales Charge (Load)
(as percentage of offering price)                                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends              None
Redemption Fee2                                                          None
Exchange Fee                                                             None

                         Annual Fund Operating Expenses
                      (expenses deducted from fund assets)
Management Fees                                                          1.25%
Distribution and Service (12b-1) Fees                                    None
Other Expenses                                                           1.83%
                                                                         ----
Total Annual Fund Operating Expenses                                     3.08%
                                                                         ====



   1 Accounts of IRA Trustees are assessed a $12.50 annual fee.

   2 Although no sales loads or transaction fees are charged, you will be assessed a $12.00 fee for outgoing wire transfers and a $25.00 fee for returned checks.

Expense Example
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:


1. You invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods,


2. Your investment has a 5% return each year, and


3. The fund's operating expenses remain the same.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 Year           3 Years           5 Years          10 Years
        --------         --------           --------         --------
          $311              $951             $1,616           $3,398




                      Investment Objectives and Strategies
--------------------------------------------------------------------------------

Investment Objectives
The fund's primary investment objective is long-term growth of capital, a goal it seeks by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign companies engaged in the Internet and Internet-related activities or services. Current income is a secondary objective.

Investment Strategies
Under normal circumstances, at least 80% of the fund's total assets will be invested in the securities of companies engaged in Internet and Internet-related activities. The fund's investment adviser believes that companies that provide products or services designed for the Internet offer favorable investment opportunities. The Internet is a global collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies, and consumers to communicate electronically, access and share information, and conduct business. Accordingly, the fund seeks to invest in common stock and convertible securities of companies whose research and development efforts may result in higher stock values.

In addition to evaluating trends in corporate revenues, earnings and dividends, the adviser measures the amount of capital a company currently expends on research and development. The adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.


Portfolio securities generally will be selected from companies in the following groups:

o Internet Access Providers: Companies that provide users with access to the Internet.
o Software Developers: Companies that develop software tools to access the Internet, facilitate information distribution and gathering and to secure Internet-based transactions, etc.
o Hardware Manufactures: Companies that develop and manufacture communication equipment, such as modems, switches and routers, used to access the Internet, and those that develop and manufacture workstations and Personal Communications Systems used to access the Internet and provide Internet services.

o Content Developers: Companies that supply information and entertainment content, such as games, music and video on the Internet.
o Publishing Companies: Companies that provide information about the Internet through publication of books, magazines and newspapers.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments. The fund may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money instruments include:
 o  commercial paper
 o  certificates of deposit, demand and time deposits and banker's acceptance
 o  U.S. government securities
o repurchase agreements To the
extent the fund engages in this temporary, defensive strategy, the fund may not achieve its investment objective. The Statement of Additional Information contains more information about the fund and the types of securities in which it may invest.




                             Management of the Fund
--------------------------------------------------------------------------------

Investment Adviser
The fund's investment adviser is Kinetics Asset Management, Inc., 344 Van Buren Street, North Babylon, New York, 11704. The management and affairs of the fund are supervised by its Board of Directors whose name and general background information appear in the Statement of Additional Information. The adviser conducts investment research and supervision for the fund and is responsible for the purchase and sale of securities for the fund's portfolio. The adviser receives an annual fee from the fund for its services of 1.25% of the fund's average daily net assets.


Margaret B. Doyle is the president of Kinetics Asset Management, Inc. Ms. Doyle has more than 29 years experience in a variety of professional and managerial positions in education. Mr. Francis J. Alexander is the vice president of Kinetics Asset Management, Inc. Mr. Alexander has more than 21 years of investment experience managing portfolios.


On March 12, 1999, Kinetics Asset Management, Inc. entered into an agreement under which its business and substantially all of its assets will be sold to Lepercq, de Neuflize & Co. Incorporated ("Lepercq"), an investment adviser registered under the Investment Advisers Act of 1940.


If effectuated, this transaction will result in an assignment of the Investment Advisory Contract with the adviser to Lepercq. Under the Investment Company Act of 1940, such an assignment will cause the Investment Advisory Contract between the fund and the adviser to automatically terminate. Therefore, as a condition to the closing of the purchase, the shareholders of the fund will be asked to approve a new Investment Advisory Contract with Lepercq.


The adviser and Lepercq have indicated that the potential sale of the adviser will have no immediate impact upon the adviser's performance of its responsibilities and obligations. Furthermore, Ryan Jacob will continue as the portfolio manager of the fund.

Portfolio Managers
Ryan Jacob is the chief portfolio manager of the Internet Fund and is primarily responsible for the day-to-day management of the fund's assets and securities. He has been the portfolio manager for the fund since December of 1997. Mr. Jacob served as an analyst for Horizon Asset Management from 1994 through 1998. He also was an assistant portfolio manager in the private clients group at Bankers Trust from 1992 through 1994. Prior to managing the portfolio for The Internet Fund, Mr. Jacob was Director of Research for IPO Value Monitor, an investment related newsletter. Mr. Jacob, a graduate of Drexel University, has over 8 years of investment management experience.


Francis J. Alexander is a portfolio manager of the fund. Mr. Alexander assists Mr. Jacob in the day-to-day management of the fund's assets and securities. Mr. Alexander has been a portfolio manger of the fund since its inception. Prior to managing the fund, Mr. Alexander served as a portfolio manager for Alexander Capital Management since 1980. Mr. Alexander received his Bachelor of Arts from Notre Dame University and his Master of Business Administration from St. John's University.


Fund Administrator, Fund Accounting and Transfer Agent
Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the fund's administrator, accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the fund's dividend paying agent.


Custodian
Firstar Bank Milwaukee, N.A, an affiliate of Firstar Mutual Fund Services, LLC located in Milwaukee, Wisconsin acts as custodian of the fund's assets.





                             Distribution of Shares
--------------------------------------------------------------------------------
T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington, Connecticut, 06032 is the distributor for shares of the fund. T.O. Richardson is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. T.O. Richardson is the distributor for a number of investment companies around the country.





                             Pricing of Fund Shares
--------------------------------------------------------------------------------
Shares of the fund are sold at their net asset value per share ("NAV"), which is determined by the fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/# of shares = NAV). The NAV takes into account the expenses and fees of the fund, including management, distribution and shareholder servicing fees, which are accrued daily.


The fund's portfolio securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith, or in accordance with procedures approved by the Board of Trustees. The fund may use independent pricing services to assist in calculating the NAV.

                             How To Purchase Shares
--------------------------------------------------------------------------------
Shares of the fund are sold at net asset value, without a sales charge, and will be credited to a stockholder's account at the net asset value next computed after an order is received. The minimum initial investment for both Regular Accounts and Individual Retirement Accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The fund's management reserves the right to reject any purchase order if, in its opinion, it is in the fund's best interest to do so. A service fee of $25 will be deducted from your fund account for any purchases that do not clear due to insufficient funds.


Purchase By Mail
To purchase fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to The Internet Fund, to:

The Internet Fund                        For Overnight or Express Mail, send to:
c/o Firstar Mutual Fund Services, LLC    The Internet Fund
P.O. Box 701                             c/o Firstar Mutual Fund Services, LLC
Milwaukee, WI 53201-0701                 615 East Michigan Street, 3rd Floor
                                         Milwaukee, WI 53202

Purchase By Wire
Before wiring any funds please call 1-888-FUND-WWW (386-3999) to notify the fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follow:


o  Wire to:                Firstar Bank Milwaukee, N.A.
o  ABA Number:             0750-00022
o  Credit:                 Firstar Mutual Fund Service, LLC
o  Account:                112-952-137
o  Further Credit:         The Internet Fund
                           (Shareholder Account Number)
                           (Shareholder Name/Account Registration)


Immediately send a completed New Account Application form to the fund at the above address to have all accurate information recorded to your account.


Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the fund toll-free at (888) FUND-WWW. This option allows investors to move money from their bank account to their fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.


The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of fund shares.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the fund through an Automatic Investment Plan. You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.


o  Minimum Initial Investment:                          $1,000
o  Subsequent Automatic Investments:                     $ 100


To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The fund may modify or terminate this Plan at any time.


Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire. The minimum subsequent investment amount is $100. You must call to notify the fund (1-888-FUND-WWW) before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.


Individual Retirement Accounts
You may invest in the fund by establishing a tax-sheltered individual retirement account. The fund offers Traditional IRA, Roth IRA and Educational IRA. For additional information on IRA options, please call 1-800-FUND-WWW.





                              How To Redeem Shares
--------------------------------------------------------------------------------

In General
You may redeem part or all of your fund shares on any business day that the fund calculates the net asset value. To redeem shares, you must contact the fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received by the Transfer Agent after the close of the New York Stock Exchange (currently 4:00 pm, Eastern time) will be treated as though received on the next business day.


The fund will normally mail the redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in good order. Note, however, that when a purchase order has been made by check, the fund will not be able to honor your redemption request until the check is cleared. This may take up to 12 days.


Redemption requests will be sent to the address of record. If you request to have your redemption proceeds sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, you must put the request in writing and have your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

Written Redemption
In most cases, you may provide an unconditional written request to the fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

The Internet Fund                        For Overnight or Express Mail, send to:
c/o Firstar Mutual Fund Services, LLC    The Internet Fund
P.O. Box 701                             c/o Firstar Mutual Fund Services, LLC
Milwaukee, WI 53201-0701                 615 East Michigan Street, 3rd Floor
                                         Milwaukee, WI 53202

Please send all redemption requests to the fund's Transfer Agent. If you send requests to the fund, the fund must forward the requests to the Transfer Agent and instructions for redemption will not be effective until received by the Transfer Agent. Shares redeemed will be priced at the net asset value per share next determined after the Transfer Agent accepts your complete redemption request. The Transfer Agent cannot accept redemption requests that specify a particular date for redemption or special redemption conditions.


Requests for redemption must

         o  indicate the name of the fund
         o be signed exactly as the shares are registered, including the signature of each owner
         o  specify the number of shares or dollar amount to be redeemed
         o  indicate your account registration number, and
         o include the investor's social security number or tax identification number

Telephone Redemption
If you are set up to perform telephone transactions (either through your New Account Application or by subsequent arrangement in writing with the fund) you may redeem shares in any amount not less than $100 by instructing the fund by phone at 1-888-FUND-WWW. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.


Note: Neither the fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the fund will use reasonable procedures, such as requesting:

         o  That a shareholder correctly state his or her fund account number,
         o  The name in which his or her account is registered;
         o The social security or tax identification number under which the account is registered,
         o Address of the account holder, as stated in the New Account Application.

The fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The fund may modify its procedures for redeeming shares by telephone at any time and will notify shareholders of any changes. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, you may also redeem shares by delivering your redemption request to the Transfer Agent at the above addresses.

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account. The minimum wire redemption is $100.


Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at $100 or greater at regular intervals. Funds will be transferred from your fund account to the account you chose at the interval you select on the New Account Application form. If you expect to purchase additional fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.


The Fund's Right to Redeem an Account
The fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the value per share of the fund or if the shareholder is an active participant in the AutoInvest Plan. The fund will provide a shareholder with a 30-day written notice prior to redeeming the account.


IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.





                             Distribution and Taxes
--------------------------------------------------------------------------------

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to stockholders of the fund are paid in additional shares of the fund, with no sales charge, based on the fund's net asset value as of the close of business on the record date for such distributions. However, you may elect on the application form to receive distributions as follows:


Option 1: To receive income dividends in cash and capital gain distributions in additional fund shares, or


Option 2: To receive all income dividends and capital gain distributions in cash.


The fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in November. The fund will advise each stockholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the stockholder during the calendar year.


If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your checks, or if your check remains uncashed for six months, your distribution check will be reinvested in your account at the then current net asset value and your election will be converted to the purchase of additional shares.

Taxes
The fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the fund generally will be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to stockholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the fund in October, November, or December of that year to stockholders of record on a date in such a month and paid by the fund during January of the following calendar year. Such distributions will be taxable to stockholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to stockholders as ordinary income. Distributions of net capital gains designated by the fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a stockholder may have held shares of the fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the stockholder reinvests the distributions in additional shares or elects to receive them in cash. Stockholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

                              Financial Highlights
--------------------------------------------------------------------------------
The financial highlights table set forth below is intended to help you understand the fund's financial performance for the fund's period of operations. Most of the information reflects financial results with respect to a single fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Lilling & Company LLP whose report, along with the fund's financial statements that are included in the fund's annual report, is available upon request.

                                                                                                    For the period
                                                 For the year ended      For the year ended   October 21, 1996(1) through
                                                  December 31, 1998       December 31, 1997        December 31, 1996
                                                  -----------------       -----------------        -----------------
     Net asset value,
         beginning of period                            $5.31                   $4.71                    $5.00
     Net investment income (loss)                       (0.08)                   0.01                     0.02
     Net gains or losses on securities
         (both realized and unrealized)                 10.50                    0.59                    (0.31)
                                                       ------                   ------                   ------
     Total from investment operations                   10.42                    0.60                    (0.29)
     Dividends
         (from net investment income)                   (0.01)                     --                       --
     Distributions (from capital gains)                    --                      --                       --
                                                       ------                   ------                   ------
     Total distributions                                (0.01)                     --                       --
     Net asset value,
          end of period                                $15.72                   $5.31                    $4.71
                                                       ------                   ------                   ------
     Total Return                                      196.14%                  12.74%                   (5.80%)(2)
                                                       ------                   ------                   ------
     Net assets, end of period (000's)                $22,159                    $150                     $113
     Gross ratio of expenses to average
         net assets (excluding waivers)                  3.08%                   3.60%                    6.73%(3)
     Net ratio of expenses to average
         net assets                                      3.08%                   0.08%                    0.21%(3)
     Gross ratio of net income (loss) to
         average net assets (excluding
         waivers)                                       (2.92)%                 (3.33)%                  (4.51)%
     Net ratio of net income (loss) to
         average net assets                             (2.92)%                  0.19%                    2.01%(3)
     Portfolio turnover rate                               80%                     50%                       0%(3)



   1 Commencement of Operations

   2 Not Annualized

   3 Annualized

                                 Year 2000 Issue
--------------------------------------------------------------------------------
Like other mutual funds, financial and business organizations and individuals around the world, the fund could be adversely affected if the computer systems used by the adviser, the administrator and other third party service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The investment adviser and the administrator are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use. The investment adviser and administrator are also obtaining reasonable assurances that comparable steps are being taken by the fund's other major service providers. If the fund were to invest in securities of foreign issuers, the fund would not be able to obtain reasonable assurances that the foreign issuers were taking necessary steps to address the Year 2000 Issue.


Although there can be no assurance at this time that there will be no adverse impact on the fund, the fund's service providers have advised the fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The fund's service providers expect that their systems, and those of other parties they deal with, will be adapted in time for that event. However, there can be no assurance that the computer systems of the companies in which the fund invests will be timely converted or that the value of such investments will not be adversely affected by the Year 2000 Issue.

                                  The Internet
                                   Fund, Inc.



                              The Internet Fund
                              Purchase Application

Mail To: The Internet Fund         Overnight Express Mail To: The Internet Fund
c/o Firstar Mutual                 c/o Firstar Mutual Fund Services, LLC
Fund Services, LLC                 615 E. Michigan St., 3rd Floor
P.O. Box 701                       Milwaukee, WI 53202-5207
Milwaukee, WI 53201-0701

Use this form for individual, custodial, trust, profit sharing or pension plan accounts. Do not use this form for The Internet Fund sponsored IRA or SEP IRA accounts. For any additional information please call
The Internet Fund at 888-386-3999.
--------------------------------------------------------------------------------
A. Investment [ ]By check Payable to The Internet Fund. Amount $ ____________ ($ 1,000.00 minimum).
--------------------------------------------------------------------------------
B. Registration
[  ] Individual
--------------   ------  ----------- --------------------  ---------------------
FIRST NAME       M.I.    LAST NAME   SOCIAL SECURITY #     BIRTHDATE (MO/DY/YR)
[  ] Joint Owner========================

--------------   ------  ----------- --------------------  ---------------------
FIRST NAME       M.I.    LAST NAME   SOCIAL SECURITY #     BIRTHDATE (MO/DY/YR)

*Registration will be Joint Tenancy with Rights of Survivorship (JTWROS), unless otherwise specified.

[  ]  Gift to Minors
------------------------------------------- ---------  -------------------------
 CUSTODIAN'S FIRST NAME (ONLY ONE PERMITTED) MI        LAST NAME

------------------------------------------- ---------  -------------------------
 MINOR'S FIRST NAME (ONLY ONE PERMITTED)     MI        LAST NAME

-----------------------------  ------------------------------ ------------------
 MINOR'S SOCIAL SECURITY #     MINOR'S BIRTHDATE (MO/DY/YR)   STATE OF RESIDENCE

[  ] Corporation/Trust**

--------------------------------------------------------------------------------
         NAME OF TRUSTEE(S) *(IF TO BE INCLUDED IN REGISTRATION)

[  ] Partnership*

--------------------------------------------------------------------------------
         NAME OF TRUST/CORPORATION/**PARTNERSHIP

[  ] Other Entity*
----------------------------------  --------------------------------------------
         SOCIAL SECURITY #/TAX ID#  DATE OF AGREEMENT (MO/DY/YR)

*Additional documentation and certification may be requested.
**Corporate Resolution is required.

C. Distribution Options:
Capital gains & dividends
will be reinvested if no
option is selected.

Capital Gains &             Capital Gains &            Capital Gains in Cash &            Capital Gains Reinvested
Dividends Reinvested [  ]     Dividends in Cash  [  ]     Dividends Reinvested   [  ]      & Dividends in Cash  [  ]

Unless otherwise indicated, cash distributions will be mailed to the address in Section D.

D. Mailing Address

---------------------------------    --------------------------------------
STREET                               APT/SUITE

--------------------------------     ----------     -----------------------
CITY                                 STATE          ZIP

--------------------------------     --------------------------------------
DAYTIME PHONE #                      EVENING PHONE #

q  Duplicate Confirmation to:

---------------------------------    --------------------------------------
STREET                               APT/SUITE

--------------------------------     ----------     -----------------------
CITY                                 STATE          ZIP

--------------------------------     --------------------------------------
DAYTIME PHONE #                      EVENING PHONE #


E. Telephone Options
 Your signed Application
must be received at least 15
business days prior to initial
transaction.

[  ] Telephone Redemption.
[  ] Check to address shown                      [  ] Via EFT, at no charge, to
     on your account                                  your bank account below
[  ] Via federal wire to your bank account below      (funds are typically
      ($12.00 charge for each wire transfer)          creditied within two days
                                                      after redemption)
[ ] Telephone Purchase (EFT). Permits the purchase of shares using your bank account to clear the transaction. (Minimum $100.00) Complete bank account information below.


--------------------------------------------------------------------------------
NAME(S) ON BANK ACCOUNT

------------------------------------    ----------------------------------------
BANK NAME                               ACCOUNT NUMBER

------------------------------------    ----------------------------------------
BANK ADDRESS                            BANK ROUTING/ABA#

To ensure proper debiting/crediting of your bank account, an unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.

F. Automatic
   Investment
   Plan
   Your signed Application
   must be received at least 15
   business days prior to initial
   transaction.

   An unsigned voided check
   (for checking accounts)
   or a savings account
   deposit slip is required
   with your Application.

Please start my Automatic Investment Plan as described in the Prospectus beginning: Month Year _____. I hereby instruct Firstar Mutual Fund Services, LLC, Transfer Agent for The Internet Fund to automatically transfer $ __________ (minimum $100.00) directly from my checking, NOW, or savings account named below on the __________ of each month or the first business day thereafter.
I understand that I will be assessed a $25 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason. Automatic investment plan contributions to your IRA will be reported as current year contributions.

--------------------------------------------------------------------------------

NAME(S) ON BANK ACCOUNT

-----------------------------------  -------------------------------------------
BANK NAME                            ACCOUNT NUMBER


-----------------------------------  -------------------------------------------
BANK ADDRESS                         BANK ROUTING/ABA#


-----------------------------------  -------------------------------------------
SIGNATURE OF BANK ACCOUNT OWNER      SIGNATURE OF JOINT OWNER


G. Systematic
Withdrawals

I would like to withdraw from The Internet Fund $ __________ ($100.00 minimum) as follows:
[ ] I would like to have payments made to me on or about the __________ day of each month, or

[  ] I would like to have
     payments made to me on or about the __________ day of the months that I have circled below:
Jan.   Feb.   Mar.   Apr.   May   June   July   Aug.   Sept.   Oct.   Nov.  Dec.

[  ] To have payments automatically deposited to your bank account.
     Complete bank account information below. (A check will be mailed to the address in Section D if this box is not checked.)

NAME(S) ON BANK ACCOUNT

-----------------------------------  -------------------------------------------
BANK NAME                            ACCOUNT NUMBER


-----------------------------------  -------------------------------------------
BANK ADDRESS                         BANK ROUTING/ABA#


         To ensure proper crediting of your bank account, please attach a voided check or a deposit slip. H. Signature and Certification Required by the Internal Revenue Service I have received and read the Prospectus for The Internet Fund (the "Fund"). I understand the Fund's investment objectives and policies and agree to be bound by the terms of the Prospectus. I am of legal age in my state of residence and have full authority to purchase shares of the Fund and to establish and use any related privileges. Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed. By selecting the options in Section E, F, or G, I hereby authorize the Fund to initiate credits and debits to my account at the bank indicated and for the bank to credit or debit the same to such account through the Automated Clearing House ("ACH") system. Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

------------------------------------------- ------------------------------------
DATE (MO/DY/YR)                             SIGNATURE OF OWNER*

------------------------------------------- ------------------------------------
DATE (MO/DY/YR)                             SIGNATURE OF OWNER, IF ANY

         *If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

--------------------------------------------------------------------------------
PRINT NAME AND TITLE OF OFFICER SIGNING FOR A CORPORATION OR OTHER ENTITY





                               Internet Fund logo








                                   Prospectus
                                 & Application
                           --------------------------
                                 April 30, 1999




Investment Adviser      Kinetics Asset Management, Inc.
                        344 Van Buren Street
                        North Babylon, NY  11704
Legal Counsel           Beckman, Millman, & Sanders LLP
                        116 John Street
                        New York, NY  10038
Independent             Lilling & Company LLP
Accountants             10 Cuttermill Road
                        Great Neck, NY 11021
Transfer Agent,         Firstar Mutual Fund Services, LLC
Fund Accountant,        615 East Michigan Street
Administrator           Milwaukee, WI  53202
Custodian               Firstar Bank Milwaukee, N.A.
                        615 East Michigan Street
                        Milwaukee, WI  53202

               You may obtain the following and other information
                   on the Internet Fund, Inc. free of charge:
                       Statement of Additional Information
                           (SAI) dated April 30, 1999

The SAI for the fund provides more details about the fund's policies and management. The fund's SAI, is incorporated by reference into this prospectus.

                          Annual and Semi-Annual Report
The annual and semi-annual reports provide the fund's most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the fund's performance during the last fiscal year.

                  You may receive any of the above documents of
                  the documents of the Internet Fund, Inc. by:
Telephone:        Toll-free (888) FUND-WWW (386-3999)
Internet:         http://www.theinternetfund.com
                  http://www.sec.gov (text only version)
Mail:             The Internet Fund
                  c/o Firstar Mutual Fund Services, LLC
                  P.O. Box 701
                  Milwaukee, WI 53201-0701

SEC: You may also receive a text only version of fund documents upon payment of a duplicating fee, by writing the Public Reference Room, Securities and Exchange Commission, Washington, D.C. 20549-6009. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Please call the SEC at 1-800-SEC-0330 for information relating to the operation of the Public Reference Room.

                                                     1940 Act File No. 811-07595

                             THE INTERNET FUND, INC.
                              344 Van Buren Street,
                             North Babylon, NY 11704
                                 (516) 893-4200
                                 (888) FUND-WWW

                                 April 30, 1999

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated April 30, 1999. To obtain the Prospectus, please write the Fund or call either of the telephone numbers shown above.

The Fund's audited financial statements for the fiscal year ended December 31, 1998 are incorporated by reference to the Fund's 1998 Annual Report.

                             THE INTERNET FUND, INC.

The Fund.......................................................................3

Investment Objectives, Strategies and Risks....................................3

Investment Restrictions........................................................4

Temporary Investments..........................................................5

Portfolio Turnover.............................................................5

Management of the Fund.........................................................6

Control Persons and Principal Holders of Securities............................7

Investment Adviser.............................................................7

Administrative Services........................................................9

Custodian......................................................................9

Distributor....................................................................9

Capitalization.................................................................9

Pricing of Shares.............................................................10

Purchasing Shares.............................................................10


Redemption of Shares..........................................................11

Brokerage.....................................................................12

Taxes.........................................................................12

Performance Information.......................................................12

Auditors......................................................................14

Financial Statements..........................................................14

The Fund

--------------------------------------------------------------------------------

The Internet Fund, Inc. ( the "Fund") was incorporated in New York on March 12, 1996. The Fund's registered office is in North Babylon, New York; with its principal office at 344 Van Buren Street, North Babylon, New York 11704. The Fund is a diversified, open-end management investment company.

Investment Objectives, Strategies and Risks
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital, a goal it seeks by investing primarily in common stocks and securities of domestic and foreign companies engaged in the Internet and Internet-related activities or services. Current income is a secondary objective.

Except during temporary defensive periods, not less than 80% of the Fund's total assets will be invested in the securities of companies engaged in Internet and Internet-related activities. As a diversified investment company, at least 75% of the Fund's total assets are required to be invested in securities limited in respect of any one issuer to not more than 5% of the Fund's total assets and to not more than 10% of the issuer's voting securities.

Common and Preferred Stock

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Convertible Debt Securities

The Fund may invest in debt securities convertible into common stocks. Debt purchased by the Fund will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time.

Fixed-Income Securities

The fixed-income securities in which the Fund may invest are generally subject to two kinds of risk: credit risk and market risk.

Credit risk relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Fund assets invested in unrate or lower-grade securities, while intended to increase the yield produced by those assets, also will increase the credit risk to which those assets are subject.

Market risk relates to the fact that the market values of securities in which the Fund may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Fund is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Fund's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that fixed-income securities in which the Fund invests will decline in value, since credit ratings represent evaluations of the safety of principal, and dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Fund have more than 5% of its total assets invested in any fixed-income securities that are unrated or are rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

Investment Restrictions
--------------------------------------------------------------------------------

The Fund is subject to certain investment restrictions described here, which may be changed only with the approval of the holders of a majority of the Fund's outstanding shares.

1. The Fund will not act as underwriter for securities of other issuers except to the extent the Fund may be deemed an underwriter in selling its own portfolio securities.

2. The Fund will not make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.

3. With respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's).

4. With respect to 75% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer.

5. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

6. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

7. The Fund will not invest in the securities of any one industry, except the Internet and Internet-related industries (and except securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities) if as a result more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 80% of the Fund's total assets will be invested in the securities of companies engaged in Internet and Internet-related activities, and, except during temporary defensive periods, the Fund would normally expect at least 90% of its total assets to be so invested.

8. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

9. The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Fund's portfolio securities will not constitute a violation of such limitation.

Temporary Investments
--------------------------------------------------------------------------------

Due to the changing nature of the Internet, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation as to the amount in money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Fund may also hold a portion of its portfolio in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Fund will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Fund will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Fund anticipates that not more than 10% of its total assets will be so invested in money market instruments or held in cash at any given time, except when the Fund is in a temporary defensive posture

Portfolio Turnover
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to stockholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

Management of the Fund
--------------------------------------------------------------------------------

Board of Directors

The Fund is managed by a board of directors. The Fund's Board of Directors consist of five individuals, two of whom are not "interested persons" of the Fund as that term is defined in the 1940 Act. The directors are fiduciaries for the fund's shareholders and are governed by the laws of the State of New York in this regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund.

Officers and directors are listed below with their addresses, present positions with the Fund and principal occupations.

===================================================================================================
Name and Address          Age           Position                      Principal Occupation
                                                                   during the Past Five Years
===================================================================================================
Margaret B. Doyle*        72      President, Treasurer,    President, The Internet Fund, Inc. from
48 Gamecock Lane                      and Director         1996 to present.  Retired Superintendent,
Bablyon, NY  11702                                         North Babylon USFD.
---------------------------------------------------------------------------------------------------
Francis J. Alexander*     54         Vice President,       Vice President and Portfolio Manager, The
270 Greenwich Ave.               Secretary and Director    Internet Fund, Inc. from 1996 to present.
Greenwich, CT  06830                                       Portfolio Manager, Alexander Capital
                                                           Management, Inc. from 1980 to Present.
---------------------------------------------------------------------------------------------------
Murray Stahl              41            Director           President, Horizon Asset Management from
342 Madison Avenue                                         1994 to present.
New York, NY  10017
---------------------------------------------------------------------------------------------------
Kathleen Campbell*        36            Director           Counselor-at-law, Campbell & Campbell Law
13 Elm Road                                                Offices from 1995 to present.
Scarsdale, NY  10583
---------------------------------------------------------------------------------------------------
Douglas Cohen, C.P.A.     36            Director           Certified Public Accountant, Douglas
86 Samuel Street                                           Cohen, C.P.A. from 1994 to present.
Ronkonkoma, NY  11779
---------------------------------------------------------------------------------------------------

*This director is deemed to be an interested person as defined in the 1940 Act.

Compensation

For their service as directors, the independent directors receive $99 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested trustees of the Fund receive no compensation for their service as directors. The table below details the amount of compensation received by the directors from the Fund for the past fiscal year. Presently, none of the executive officers receive compensation from the Fund.

Compensation

For their service as directors, the independent directors receive $99 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested trustees of the Fund receive no compensation for their service as directors. The table below details the amount of compensation received by the directors from the Fund for the past fiscal year. Presently, none of the executive officers receive compensation from the Fund.

================================================================================
Name and Position   Aggregate      Pension or     Estimated       Total
                    Compensation   Retirement     Annual          Compensation
                    From Fund      Benefits       Benefits Upon   from Fund Paid
                                   Accrued As     Retirement      to Directors
                                   Part of Fund
                                   Expenses
================================================================================
Margaret B. Doyle*    None          None            None             None
Director,
President and
Treasurer
Francis J.            None          None            None             None
Alexander*
Director, Vice
President and
Secretary
Murray Stahl          $198          None            None             $198
Director
Kathleen              $297          None            None             $297
Campbell*(1)
Director
Douglas Cohen,        $297          None            None             $297
C.P.A.
Director
--------------------------------------------------------------------------------
* This director is deemed to be an interested person as defined in the 1940 Act.

(1) During the year ended December 31, 1998, Kathleen Campbell was classified as a non-interested person, which is why she previously received compensation. In 1999, Ms. Campbell became the daughter-in-law of Margaret Doyle and, as a result, the Fund chose to change her classification to an "interested" person. Ms. Campbell will receive no compensation as a director during 1999.

Control Persons and Principal Holders of Securities
--------------------------------------------------------------------------------


As of March 31, 1999, there were no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities.


Management Ownership


As of March 31, 1999, the officers and directors of the Fund as a group own less than 1% of the outstanding shares of the Fund.


Investment Adviser
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc., is a New York corporation that serves as an investment adviser to the Fund pursuant to a Advisory Contract dated April 5, 1996. Margaret B. Doyle is the president and treasurer of Kinetics Asset Management, Inc. Ms. Doyle has more than 29 years experience in a variety of professional and managerial positions in education. Mr. Francis J.
Alexander is vice president, secretary and a portfolio manager of Kinetics Asset

Management, Inc. Mr. Alexander has more than 21 years of investment experience as a portfolio manager.

This Advisory Contract continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the directors of the Fund who are neither parties to the Contract nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. The Investment Adviser's decisions are made subject to direction of the Fund's Board of Directors. The Contract may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors.

Under the Contract, Kinetics Asset Management, Inc. furnishes investment advice to the Fund by continuously reviewing the portfolio and recommends to the Fund when, and to what extent, securities should be purchased or disposed. Pursuant to the Contract, the Investment Adviser:

(1)   renders research, statistical and Advisory services to the Fund;

(2) makes specific recommendations based on the Fund's investment requirements;

(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Adviser.

For these services, the Fund has agreed to pay to Kinetics Asset Management, Inc. an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. As compensation for the services rendered by the Investment Adviser under the Contract for the last two fiscal years and since commencement of operations, the fund paid the following amounts:

   October 21, 1996 to
    December 31, 1996         December 31, 1997            December 31, 1998
    -----------------         -----------------            -----------------

          $215                      $2,058                      $38,561

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund. The Fund pays all other expenses, including:

o     fees and expenses of directors not affiliated with the Adviser;
o     legal and accounting fees;
o     interest, taxes, and brokerage commissions; and
o     record keeping and the expense of operating its offices.


As stated in the prospectus, on March 12, 1999, Kinetics Asset Management, Inc. entered into an agreement under which its business and substantially all of its assets will be sold to Lepercq, de Neuflize & Co. Incorporated ("Lepercq"), an investment adviser registered under the Investment Advisers Act of 1940.

If effectuated, this transaction will result in an assignment of the Investment Advisory Contract with the adviser to Lepercq. Under the Investment Company Act of 1940, such an assignment will cause the Investment Advisory Contract between the Fund and the adviser to automatically terminate. Therefore, as a condition to the closing of the purchase, the shareholders of the Fund will be asked to approve a new Investment Advisory Contract with Lepercq.

The Adviser and Lepercq have indicated that the potential sale of the Adviser will have no immediate impact upon the adviser's performance of its responsibilities and obligations. Futhermore, Ryan Jacob will contine as the portfolio manager of the Fund.


Administrative Services
--------------------------------------------------------------------------------

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. Since the Fund's inception, the Adviser has provided administrative services at no additional cost to the Fund. Blue-sky services (i.e., registering the Fund's securities in the various states) were provided by Clearsky, Inc.

As of March 1, 1999, Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank Milwaukee, N.A., began providing administrative personnel and services (including blue-sky services) to the Fund. Firstar provides these services at an annual minimum fee of $40,000. Firstar Mutual Fund Services, LLC charges the Fund an annual fee of 0.07% of average daily net assets on the first $200 million, 0.06% on the next $500 million and 0.04% on the balance. As of March 1, 1999, Firstar Mutual Fund Services, LLC also began serving as fund accountant and transfer agent under separate agreements.

Custodian
--------------------------------------------------------------------------------

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.01% of the Fund's average daily net assets with a minimum annual fee of $3,000.


Distributor
--------------------------------------------------------------------------------

Pursuant to a Distribution Agreement dated April 15, 1999 between T.O. Richardson Securities, Inc. (the "Distributor") and the Fund, the Distributor distributes the Fund's shares. The Distributor is located at 2 Bridgewater Road, Farmington, Connecticut 06032 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor uses its best efforts to distribute the Fund's shares, which shares are offered for sale by the Fund continuously at net asset value per share without the imposition of a sales charge. Until the Fund adopts a Rule 12b-1 Distribution Plan, all expenses incurred by the Distributor will be paid by the Adviser.



Capitalization
--------------------------------------------------------------------------------


The authorized capitalization of the Fund consists of 50,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

Pricing of Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Fund.

Purchasing Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the stockholder's address of record.

Special Incentive Programs

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Dealers

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the New York Stock Exchange on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the New York Stock Exchange on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

Redemption of Shares
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request to:
                                         The Internet Fund
                                         c/o Firstar Mutual Fund Services, LLC
                                         P.O. Box 701
                                         Milwaukee, Wisconsin  53201-0701

The written letter of instructions must include:

      o include the investor's social security number or tax identification number,

      o     the fund name,

      o     the account number,

      o     the share or dollar amount to be redeemed, and

      o     signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If a shareholder requests that redemption proceeds be sent to an address other than that on record with the Fund or proceeds be made payable to someone other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

      o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
      o a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
      o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
      o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Brokerage
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

Taxes
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions. No more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Performance Information
--------------------------------------------------------------------------------

Total Return

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV
where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. The average annual total return of the fund for one fiscal year and since commencement of operations is as follows:

                                                Since Commencement of Operations
                         1 Year ended 12/31/98        10/21/96 to 12/31/98
                         ---------------------        --------------------
The Internet Fund's
Annualized Total Return         196.14%                      68.45%

Cumulative Total Return

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

The cumulative total return for the Internet Fund since commencement of operations on October 21, 1996 to December 31, 1998 is 214.51%.

Other Information

The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

Comparison of Fund Performance

The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

      o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

      o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies.

      o The NASDAQ Composite Index - The NASDAQ Composite Index is a broad - based capitalization - weighted index of all NASDAQ stocks.

Auditors
--------------------------------------------------------------------------------

Lilling & Company LLP serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

Financial Statements
--------------------------------------------------------------------------------

The audited financial statements for the Fund are incorporated by reference to the Fund's Annual Report, for the year ended 1998, as filed with the Securities and Exchange Commission on February 25, 1999.

                             THE INTERNET FUND, INC.
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Certificate of Incorporation filed October 17, 1996 is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to the Registration Statement.

(b) By-laws filed October 17, 1996 is incorporated by reference to Registrant's Pre-Effective Amendment No. 2.

(c)   Instruments Defining Rights of Security Holders. Not Applicable.

(d) Investment Advisory Contract between Registrant and Kinetics Asset Management, Inc. dated April 5, 1996 is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to the Registration Statement filed October 17, 1996.


(e) Distribution Agreement between Registrant and T.O. Richardson Securities, Inc. is filed with this amendment.


(f)   Bonus or Profit Sharing Contracts. Not applicable.


(g) Custodian Contract between Registrant and Firstar Bank Milwaukee, N.A. is filed with this amendment.


(h)   Other Material Contracts


      (1) Fund Administration Servicing Agreement between Registrant and Firstar Mutual Fund Services, LLC is filed with this amendment.

      (2) Fund Accounting Servicing Agreement between Registrant and Firstar Mutual Fund Services, LLC is filed with this amendment.

      (3) Transfer Agent Agreement between Registrant and Firstar Mutual Fund Services, LLC is filed with this amendment.

(i)   Legal Opinion is filed with this amendment.


(j)   Other Opinions.

      (1)   Consent of Auditors filed with this amendment.

(k)   Omitted Financial Statements. Not applicable.

(1)   Initial Capital Understanding. Not applicable.

(m)   Rule 12b-1 Plan. Not applicable.


(n)   Financial Data Schedules is filed with this amendment.


(o)   Rule 18f-3 Plan. Not applicable.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the

      Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

      Besides serving as investment adviser to the Fund, the Adviser is not currently (and has not during the past two years) engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Part B of this Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS:

      (a)   The Fund acts as its own underwriter.

      (b) Information regarding the Fund's directors is incorporated by reference to the information contained under "Management of the Fund" in Part B of this Registration Statement.

      (c)   None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

      All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

  Records Relating to:                       Are located at:
  --------------------                       ---------------

  (1)  Registrant's fund accounting          Firstar Mutual Funds Services, LLC
  servicing agent, administrator and         615 East Michigan Street
  transfer                                   Milwaukee, Wisconsin 53202

  (2)  Registrant's investment adviser       Kinetics Asset Management
                                             344 Van Buren Street
                                             North Babylon, NY  11704

  (3)  Registrant's custodian                Firstar Bank Milwaukee, N.A.
                                             777 E. Wisconsin Avenue
                                             Milwaukee, WI  53202

ITEM 29. MANAGEMENT SERVICES.

      Not applicable.

ITEM 30. UNDERTAKINGS:

      Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE INTERNET FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Town of Babylon and State of New York, on the 30th day of April, 1999.

                             THE INTERNET FUND, INC.

                            By: /s/ Margaret B. Doyle
                            --------------------------
                          Margaret B. Doyle, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:


NAME                       TITLE                                  DATE
----                       -----                                  ----


/s/Margaret B. Doyle       Director, President and Treasurer      April 30, 1999
------------------------
Margaret B. Doyle

/s/ Francis J. Alexander   Director, Vice President and           April 30, 1999
------------------------
Francis J. Alexander       Secretary

/s/ Murray Stahl           Director                               April 30, 1999
------------------------
Murray Stahl

/s/ Kathleen Campbell      Director                               April 30, 1999
------------------------
Kathleen Campbell

/s/ Douglas Cohen, CPA     Director                               April 30, 1999
------------------------
Douglas Cohen, CPA